GENERAL INFORMATION AND BASIS OF PREPARATION - Number of Selling Days (Details) - day	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2018	Sep. 28, 2018	Jun. 29, 2018	Mar. 30, 2018	Dec. 31, 2017	Sep. 29, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 29, 2018	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017
Corporate Information And Statement of IFRS Compliance [Abstract]
Number of selling days in period	66	65	65	65	65	65	65	65	130	130	261	260
Change	1	0	0	0					0		1